Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January/ February, 2011
Distribution Date	03/15/11
Transaction Month	1
30/360 Days	48
Actual/360 Days	47

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$228,000,000.00	1.0000000	$165,144,427.85	0.7243177	$62,855,572.15
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$920,780,000.00	1.0000000	$857,924,427.85	0.9317366	$62,855,572.15

Weighted Avg. Coupon (WAC)	4.74%		4.73%
Weighted Avg. Remaining Maturity (WARM)	58.35		56.80
Pool Receivables Balance	$982,362,180.37		$924,145,299.46
Remaining Number of Receivables	64,626		62,732

Adjusted Pool Balance	$945,358,024.43		$889,528,682.15

III. COLLECTIONS

Principal:
Principal Collections	$58,041,012.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$93,683.56
Total Principal Collections	$58,134,695.88

Interest:
Interest Collections	$7,565,143.57
Late Fees & Other Charges	$73,086.85
Interest on Repurchase Principal	$-
Total Interest Collections	$7,638,230.42

Collection Account Interest	$8,877.55
Reserve Account Interest	$944.47
Servicer Advances	$-

Total Collections	$65,782,748.32

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January/ February, 2011
Distribution Date	03/15/11
Transaction Month	1
30/360 Days	48
Actual/360 Days	47

IV. DISTRIBUTIONS

Total Collections					$65,782,748.32
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$70,509,538.44
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,609,982.46		$1,609,982.46	$1,609,982.46
Collection Account Interest					$8,877.55
Late Fees & Other Charges					$73,086.85
Total due to Servicer					$1,691,946.86

2. Class A Noteholders Interest:
Class A-1 Notes		$94,747.30		$94,747.30
Class A-2 Notes		$241,960.00		$241,960.00
Class A-3 Notes		$382,026.67		$382,026.67
Class A-4 Notes		$276,730.67		$276,730.67

Total Class A interest:		$995,464.64		$995,464.64	$995,464.64

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$111,164.67		$111,164.67	$111,164.67

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$128,600.00		$128,600.00	$128,600.00

Available Funds Remaining:					$62,855,572.15

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$62,855,572.15

		Distributable Amount		Paid Amount
Class A-1 Notes				$62,855,572.15
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$64,811,527.72		$62,855,572.15
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$62,855,572.15

8. Available Amounts Remaining to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,004,155.94
Beginning Period Amount	$37,004,155.94
Current Period Amortization	$2,387,538.63
Ending Period Required Amount	$34,616,617.31
Ending Period Amount	$34,616,617.31
Next Distribution Date Amount	$33,435,168.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	January/ February, 2011
Distribution Date	03/15/11
Transaction Month	1
30/360 Days	48
Actual/360 Days	47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$24,578,024.43	$31,604,254.30	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		2.60%	3.34%	3.55%
Overcollateralization as a % of Current Adjusted Pool		2.60%	3.55%	3.77%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.60%	62,480	99.67%	$921,120,458.54
30 - 60 Days	0.35%	217	0.28%	$2,565,855.38
61 - 90 Days	0.06%	35	0.05%	$458,985.54
91 + Days	0.00%	0	0.00%	$-
		62,732		$924,145,299.46
Total
Delinquent Receivables 61 + days past due	0.06%	35	0.05%	$458,985.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.02%		0.02%

Repossession in Current Period		13		$238,859.02
Repossession Inventory		9		$137,527.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$175,868.59
Recoveries				$(93,683.56)
Net Charge-offs for Current Period				$82,185.03

Beginning Pool Balance for Current Period				$982,362,180.37

Net Loss Ratio				0.10%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.03%

Cumulative Net Losses for All Periods				$82,185.03
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$1,357,800.04
Number of Extensions				145

3 of 3